Average Annual Total Returns - Class K - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND	Sep. 28, 2020
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	36.39%
5 Years	14.63%
10 Years	15.22%
Class K Shares
Average Annual Return:
1 Year	33.82%
5 Years	12.30%
10 Years	10.90%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	32.48%
5 Years	10.68%
10 Years	9.55%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	20.91%
5 Years	9.32%
10 Years	8.56%